Composition of Preferred Stock (Parenthetical) (Detail) - shares	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Number of shares Authorized	4,214,752,000	4,251,442,000	4,369,512,000
Maximum | First to fourth series class XIV Preferred Stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000
Maximum | First to fourth series class XV Preferred Stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000
Maximum | First to fourth series class XVI Preferred Stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000